CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional Paid- In Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss	Equity Attributable to Noncontrolling Interests
Equity at beginning of period at Dec. 31, 2018	$ 583,555	$ (1,274)	$ 4,862	$ 207,118	$ 390,288	$ (1,274)	$ (120,315)	$ 101,602
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	69,387				55,060			14,327
Issuance of common stock	74		1	51	22
Proceeds from exercise of stock options	122			122
Dividends declared	(32,857)				(14,919)			(17,938)
Share of repayment of receivable from affiliates	(8,854)				(8,854)
Noncontrolling interest activity, net	(813)				(1,400)			587
Redeemable noncontrolling interest activity, net	16,149			(4,672)				20,821
Other comprehensive (loss)	(11,496)						(11,289)	(207)
Equity at end of period at Dec. 31, 2019	613,993		4,863	202,619	418,923		(131,604)	119,192
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	71,252				52,488			18,764
Issuance of common stock	153		2	104	47
Proceeds from exercise of stock options	(130)			(130)
Dividends declared	(35,224)				(11,875)			(23,349)
Share of repayment of receivable from affiliates	787				787
Noncontrolling interest activity, net	1,385				(33)			1,418
Redeemable noncontrolling interest activity, net	(848)			(4,361)	378			3,135
Other comprehensive (loss)	6,547						2,801	3,746
Equity at end of period at Dec. 31, 2020	657,915		4,865	198,232	460,715		(128,803)	122,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	16,808				(7,219)			24,027
Issuance of common stock	399,144		268	398,876
Proceeds from exercise of stock options	7,041		56	6,985
Cancellation of treasury stock			(263)	263
Share issuance to C&C Parties	190,674		119	190,555
Conversion of ordinary shares to common stock in connection with initial public offering			(4,096)	4,096
Dividends declared	(46,382)				(24,699)			(21,683)
Share of repayment of receivable from affiliates	469			469
Stock-based compensation expense	786		1	785
Noncontrolling interest activity, net	9,665			(1,706)				11,371
Redeemable noncontrolling interest activity, net	(2,459)			(6,332)				3,873
Reclassification of pension activity					(15,462)		15,462
Other comprehensive (loss)	(5,569)
Other comprehensive (loss)	(21,031)						(12,578)	(8,453)
Equity at end of period at Dec. 31, 2021	$ 1,212,630		$ 950	$ 792,223	$ 413,335		$ (125,919)	$ 132,041